Stockholders' Deficit (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		3 Months Ended	4 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
		Jan. 31, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Feb. 19, 2021	Jan. 19, 2021	Jan. 18, 2021	Aug. 26, 2020	Feb. 26, 2020
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized				25,187,755	10,000,000	25,187,755	10,000,000	10,000,000			10,000,000
Common stock, par value (in Dollars per share)				$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Weighted average shares outstanding, basic and diluted (in Shares)						1,463,172
Common Stock, Shares, Outstanding				2,380,715	0	2,380,715	0	0
Common stock, shares issued				6,935,000	6,859,000	6,935,000	6,859,000	6,859,000
Temporary equity shares authorized				13,923,367		13,923,367
Proceeds from redeemable convertible preferred stock		$ 44.5
Stock issued during the period restricted stock award gross							9,000	6,983,000
Common stock reserved for future issuance				17,053,340	991,000	17,053,340	991,000	991,000
Restricted Stock [Member]
Stockholders' Equity (Details) [Line Items]
Stock issued during the period restricted stock award gross						75,000	6,983,000
Share based compensation by share based award vesting percentage								25.00%
Restricted stock shares outstanding non vested				4,548,285	6,850,000	4,548,285	6,850,000	6,850,000					0
Restricted Stock [Member] | Portion at Fair Value Measurement [Member]
Stockholders' Equity (Details) [Line Items]
Restricted stock shares outstanding non vested				6,000		6,000
Restricted Stock [Member] | One Year From The Vesting Commencement Date [Member]
Stockholders' Equity (Details) [Line Items]
Share based compensation by share based award vesting percentage								25.00%
Restricted Stock [Member] | Thirty Six Moths After Completion Of One Year From The Vesting Commencement Date [Member]
Stockholders' Equity (Details) [Line Items]
Share based compensation by share based award vesting term								36 months
Share-based Payment Arrangement [Member] | 2020 Equity Incentive Plan
Stockholders' Equity (Details) [Line Items]
Common stock reserved for future issuance					991,000		991,000	991,000
Share based compensation by share based award number of shares authorized for issuance				3,139,984	1,000,000	3,139,984	1,000,000	1,000,000
Share based compensation by share based award number of additional shares authorized for issuance						2,139,984
Share based compensation by share based award number of shares available for grant				1,525,051		1,525,051
Condition For Conversion Of Redeemable Preferred Stock Into Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Offer for sale and sale of common stock premoney valuation				$ 200.0		$ 200.0
Estimated net proceeds from the offer for sale and sale of common stock						$ 50.0
Amended And Restated Articles Of Incorporation [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized										25,187,755
Series A Redeemable Convertible Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Temporary equity shares authorized				9,771,425		9,771,425
Series A One Redeemable Convertible Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Temporary equity shares authorized				2,818,034		2,818,034
Series A Two Redeemable Convertible Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Temporary equity shares authorized				605,850		605,850
Series A Three Redeemable Convertible Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Temporary equity shares authorized				728,058		728,058
Redeemable Convertible Preferred Stock [Member] | Amended And Restated Articles Of Incorporation [Member]
Stockholders' Equity (Details) [Line Items]
Temporary equity shares authorized										13,923,367
Redeemable Convertible Preferred Stock [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Temporary equity stock shares issued during the period shares		9,771,414
Temporary equity dividend rate						8.00%
Dividend payable amount per share				$ 0		$ 0
Redeemable Convertible Preferred Stock [Member] | Series A Redeemable Convertible Preferred Stock [Member] | Amended And Restated Articles Of Incorporation [Member]
Stockholders' Equity (Details) [Line Items]
Temporary equity shares authorized										9,771,425
Redeemable Convertible Preferred Stock [Member] | Series A One Redeemable Convertible Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Temporary equity dividend rate						8.00%
Dividend payable amount per share				0		$ 0
Redeemable Convertible Preferred Stock [Member] | Series A One Redeemable Convertible Preferred Stock [Member] | Amended And Restated Articles Of Incorporation [Member]
Stockholders' Equity (Details) [Line Items]
Temporary equity shares authorized										2,818,034
Redeemable Convertible Preferred Stock [Member] | Series A Two Redeemable Convertible Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Temporary equity dividend rate						8.00%
Dividend payable amount per share				0		$ 0
Redeemable Convertible Preferred Stock [Member] | Series A Two Redeemable Convertible Preferred Stock [Member] | Amended And Restated Articles Of Incorporation [Member]
Stockholders' Equity (Details) [Line Items]
Temporary equity shares authorized										605,850
Redeemable Convertible Preferred Stock [Member] | Series A Three Redeemable Convertible Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Temporary equity dividend rate						8.00%
Dividend payable amount per share				$ 0		$ 0
Redeemable Convertible Preferred Stock [Member] | Series A Three Redeemable Convertible Preferred Stock [Member] | Amended And Restated Articles Of Incorporation [Member]
Stockholders' Equity (Details) [Line Items]
Temporary equity shares authorized										728,058
Redeemable Convertible Preferred Stock [Member] | Series A One A Two And A Three Redeemable Convertible Preferred Stock [Member] | Settlement Of Simple Agreement For Future Equity Notes [Member]
Stockholders' Equity (Details) [Line Items]
Temporary equity stock shares issued during the period shares		4,151,942
FS DEVELOPMENT CORP. II
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized				1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized					10,000,000		10,000,000	10,000,000
Shares subject to possible redemption				20,125,000		20,125,000
Weighted average shares outstanding, basic and diluted (in Shares)	[1]				2,500,000
Shareholders ownership, percentage				50.00%	50.00%	50.00%	50.00%	50.00%
FS DEVELOPMENT CORP. II | Founder Shares [Member]
Stockholders' Equity (Details) [Line Items]
Shareholders ownership, percentage				20.00%	20.00%	20.00%	20.00%	20.00%
FS DEVELOPMENT CORP. II | Class A Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized				100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Shares subject to possible redemption				20,125,000	0	20,125,000	0	0
Weighted average shares outstanding, basic and diluted (in Shares)				20,727,500		17,083,104
Common Stock, Shares, Outstanding				602,500	0	602,500	0	0
Common stock, shares issued				602,500	0	602,500	0	0
FS DEVELOPMENT CORP. II | Class B Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized				10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Weighted average shares outstanding, basic and diluted (in Shares)			4,375,000	5,031,250		4,915,865
Common Stock, Shares, Outstanding				5,031,250	5,031,250	5,031,250	5,031,250	5,031,250
Common stock, shares issued				5,031,250	5,031,250	5,031,250	5,031,250	5,031,250				2,875,000
FS DEVELOPMENT CORP. II | Class B Common Stock [Member] | Founder Shares [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)												$ 0.0001

[1]	This number excludes an aggregate of up to 375,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.